Eaton Vance Management

Two International Place

Boston, MA 02110

(617)482-8260

www.eatonvance.com

January 2, 2019

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Office of Filings, Information & Consumer Services

Re:	Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 002-90946) on behalf of Eaton Vance Short Duration Government Income Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated November 30, 2018 to the Statutory Prospectus dated March 1, 2018 as revised October 15, 2018. The purpose of the filing is to submit the 497(e) filing dated November 30, 2018 in XBRL for the Fund.

Please contact me at (617) 672-6559 if you have any questions or comments.

Very truly yours,

/s/ Kathryn Johnson

Kathryn Johnson